Intangible Assets (Details) - USD ($)		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Beginning balance		$ 2,935,750
Additions
Ending balance		3,885,894	2,935,750
Net carrying amount		3,885,894	2,935,750
Computer software/licenses [member]
Statement Line Items [Line Items]
Net carrying amount		53,457	95,515
Work in progress [member]
Statement Line Items [Line Items]
Net carrying amount	[1]	3,832,437	2,840,235
Cost [member]
Statement Line Items [Line Items]
Beginning balance		4,023,576	3,045,137
Additions		998,872	978,439
Ending balance		5,022,448	4,023,576
Cost [member] | Computer software/licenses [member]
Statement Line Items [Line Items]
Beginning balance		1,183,341	1,171,134
Additions		6,670	12,207
Ending balance		1,190,011	1,183,341
Cost [member] | Work in progress [member]
Statement Line Items [Line Items]
Beginning balance	[1]	2,840,235	1,874,003
Additions	[1]	992,202	966,232
Ending balance	[1]	3,832,437	2,840,235
Amortization [member]
Statement Line Items [Line Items]
Beginning balance		1,087,826	1,016,122
Additions		48,728	71,704
Ending balance		1,136,554	1,087,826
Amortization [member] | Computer software/licenses [member]
Statement Line Items [Line Items]
Beginning balance		1,087,826	1,016,122
Additions		48,728	71,704
Ending balance		1,136,554	1,087,826
Amortization [member] | Work in progress [member]
Statement Line Items [Line Items]
Beginning balance	[1]
Additions	[1]
Ending balance	[1]

[1]	Work in progress balance represents the payments towards the purchase of new insurance software. The management expects that the software will be installed during the first half of 2020, and the expected cost to complete the project is USD 225,375.